Time Deposits - Maturities of Time Deposits (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Time Deposits
2023	$ 79,670
2024	63,073
2025	7,961
2026	163
2027	230
Thereafter	261
Time deposits maturities, after next twelve months	$ 151,358